Property, Plant and Equipment (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment
Utility	$ 3,616.3	$ 3,285.3
Non-utility	5,345.8	5,564.6
Total property, plant and equipment	8,962.1	8,849.9
Distribution
Property, Plant and Equipment
Utility	3,106.6	2,835.3
Transmission
Property, Plant and Equipment
Utility	97.1	96.4
General and other
Property, Plant and Equipment
Utility	281.7	241.0
Land
Property, Plant and Equipment
Non-utility	191.4	180.1
Buildings and improvements
Property, Plant and Equipment
Non-utility	364.9	351.2
Transportation equipment
Property, Plant and Equipment
Non-utility	257.1	289.3
Equipment, primarily cylinders and tanks
Property, Plant and Equipment
Non-utility	3,375.4	3,529.4
Electric generation
Property, Plant and Equipment
Non-utility	319.5	310.0
Pipeline and related assets
Property, Plant and Equipment
Non-utility	473.0	454.5
Work in process
Property, Plant and Equipment
Utility	130.9	112.6
Non-utility	57.9	95.3
Other
Property, Plant and Equipment
Non-utility	$ 306.6	$ 354.8